SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)
Summary Of Accounting Policies [Line Items]
Impairment of goodwill						$ 0
Impairment of intangible assets						0
Impairment of long-term investments					¥ 0	0	¥ 33,706
Account Handling Expenses					600	100	300
Server Leasing and Maintenance Expenses					26,700	4,100	1,800
Lottery insurance expenses					3,100	500	2,500
Regulatory and compliance Fees					1,200	200	1,000
Amortization of intangible assets					¥ 8,832	$ 1,368	1,160
Income Tax Examination, Likelihood of Unfavorable Settlement					tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement	tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement
Impairment of Cryptocurrencies					¥ 57,331	$ 8,879	0
Cost of mining pool services	¥ 2,675,900	$ 414,440
Cost of data center services			¥ 55,300	$ 8,600
Server leasing and maintenance expenses					26,700	4,100	1,800
Depreciation fees					41,129	6,370	14,146
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Amortization of intangible assets					8,500	1,300	400
Depreciation fees					35,700	5,500	400
Accrued Expenses and Other Current Liabilities [Member]
Summary Of Accounting Policies [Line Items]
Advance from customers balance	¥ 4,340		¥ 4,340		4,340		¥ 4,873		$ 672
Deferred revenue					¥ 16,660	$ 2,580		¥ 4,734
China, Yuan Renminbi
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.4566		6.4566		6.4566				6.4566
United States of America, Dollars
Summary Of Accounting Policies [Line Items]
Currency exchange rate	6.4566		6.4566		6.4566				6.4566